Document and Entity Information	9 Months Ended
Sep. 30, 2016 shares
Document And Entity Information
Entity Registrant Name	American Housing Income Trust, Inc.
Entity Central Index Key	0001433821
Document Type	10-Q/A
Document Period End Date	Sep. 30, 2016
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	9,172,407
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2016
AmendmentDescription	Update XBRL